Investment Objectives and Goals	Jul. 31, 2025
Kansas Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	KANSAS MUNICIPAL FUND—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kansas Municipal Fund (the “Fund”) seeks the highest level of current income that is exempt from federal and Kansas personal income taxes and is consistent with preservation of capital.
Maine Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	MAINE MUNICIPAL FUND—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Maine Municipal Fund (the “Fund”) seeks the highest level of current income that is exempt from federal and Maine personal income taxes and is consistent with preservation of capital.
Nebraska Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEBRASKA MUNICIPAL FUND—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nebraska Municipal Fund (the “Fund”) seeks the highest level of current income that is exempt from federal and Nebraska personal income taxes and is consistent with preservation of capital.
Oklahoma Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	OKLAHOMA MUNICIPAL FUND—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Oklahoma Municipal Fund (the “Fund”) seeks the highest level of current income that is exempt from federal and Oklahoma personal income taxes and is consistent with the preservation of capital.
Viking Tax-Free Fund for Montana
Prospectus [Line Items]
Risk/Return [Heading]	VIKING TAX-FREE FUND FOR MONTANA—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Viking Tax-Free Fund for Montana (the “Fund”) seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.

Viking Tax-Free Fund for North Dakota
Prospectus [Line Items]
Risk/Return [Heading]	VIKING TAX-FREE FUND FOR NORTH DAKOTA—FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Viking Tax-Free Fund for North Dakota (the “Fund”) seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.